Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,930,000
Previously Paid Amount	0.00
Total Fee Amount	601.68
Total Offset Amount	0.00
Net Fee	601.68
Narrative - Max Aggregate Offering Price	$ 3,930,000
Final Prospectus	true